Putnam VT Research Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value
Aerospace and defense (1.2%)
Boeing Co. (The)(NON)	473	$91,284
Howmet Aerospace, Inc.	3,784	258,939
Northrop Grumman Corp.	940	449,940
RTX Corp.	2,686	261,966

		1,062,129
Air freight and logistics (1.0%)
FedEx Corp.	3,254	942,814

		942,814
Automobiles (1.0%)
General Motors Co.	3,552	161,083
Tesla, Inc.(NON)	4,528	795,977

		957,060
Banks (2.6%)
Bank of America Corp.	25,949	983,986
Citigroup, Inc.	22,768	1,439,848

		2,423,834
Beverages (2.2%)
Coca-Cola Co. (The)	14,844	908,156
PepsiCo, Inc.	6,476	1,133,365

		2,041,521
Biotechnology (2.2%)
AbbVie, Inc.	7,566	1,377,769
Ascendis Pharma A/S ADR (Denmark)(NON)	2,270	343,156
Regeneron Pharmaceuticals, Inc.(NON)	263	253,135

		1,974,060
Broadline retail (4.3%)
Amazon.com, Inc.(NON)	21,732	3,920,018

		3,920,018
Building products (0.2%)
Johnson Controls International PLC	2,709	176,952

		176,952
Capital markets (2.5%)
BlackRock, Inc.	139	115,884
Charles Schwab Corp. (The)	10,551	763,259
Goldman Sachs Group, Inc. (The)	1,648	688,353
KKR & Co., Inc.	4,785	481,275
Quilter PLC (United Kingdom)	139,811	188,991

		2,237,762
Chemicals (2.0%)
Corteva, Inc.	9,414	542,905
DuPont de Nemours, Inc.	3,695	283,296
Eastman Chemical Co.	2,219	222,388
Linde PLC	281	130,474
PPG Industries, Inc.	1,637	237,201
Sherwin-Williams Co. (The)	1,317	457,434

		1,873,698
Construction materials (0.4%)
CRH PLC (Ireland)	4,211	363,241

		363,241
Consumer finance (0.6%)
Capital One Financial Corp.	3,386	504,142

		504,142
Consumer staples distribution and retail (2.1%)
BJ's Wholesale Club Holdings, Inc.(NON)	1,804	136,473
Costco Wholesale Corp.	639	468,151
Target Corp.	2,363	418,747
Walmart, Inc.	14,937	898,759

		1,922,130
Containers and packaging (0.7%)
Avery Dennison Corp.	927	206,953
Ball Corp.	3,946	265,803
Berry Global Group, Inc.	2,155	130,334

		603,090
Electric utilities (2.4%)
Exelon Corp.	10,275	386,032
NextEra Energy, Inc.	6,671	426,344
NRG Energy, Inc.	13,828	936,017
PG&E Corp.	15,661	262,478
PPL Corp.	5,837	160,693

		2,171,564
Electronic equipment, instruments, and components (0.5%)
Vontier Corp.	10,855	492,383

		492,383
Energy equipment and services (0.3%)
Diamond Offshore Drilling, Inc.(NON)	19,375	264,275

		264,275
Entertainment (1.0%)
Netflix, Inc.(NON)	784	476,147
Walt Disney Co. (The)	3,426	419,205

		895,352
Financial services (4.2%)
Apollo Global Management, Inc.(S)	6,787	763,198
Berkshire Hathaway, Inc. Class B(NON)	1,540	647,601
Mastercard, Inc. Class A	3,255	1,567,510
Visa, Inc. Class A	2,950	823,286

		3,801,595
Food products (0.2%)
General Mills, Inc.	3,076	215,228

		215,228
Ground transportation (1.6%)
Canadian Pacific Kansas City, Ltd. (Canada)(S)	3,820	336,809
Hertz Global Holdings, Inc.(NON)	21,247	166,364
Uber Technologies, Inc.(NON)	5,822	448,236
Union Pacific Corp.	2,220	545,965

		1,497,374
Health care equipment and supplies (2.2%)
Abbott Laboratories	2,359	268,124
Boston Scientific Corp.(NON)	6,987	478,540
Dexcom, Inc.(NON)	1,678	232,739
Edwards Lifesciences Corp.(NON)	1,743	166,561
Intuitive Surgical, Inc.(NON)	1,140	454,963
Medtronic PLC	2,216	193,124
ResMed, Inc.(S)	407	80,598
Stryker Corp.	416	148,874

		2,023,523
Health care providers and services (3.1%)
Cigna Group (The)	1,203	436,918
Elevance Health, Inc.	232	120,301
McKesson Corp.	1,382	741,927
UnitedHealth Group, Inc.	3,060	1,513,782

		2,812,928
Hotels, restaurants, and leisure (1.9%)
Booking Holdings, Inc.	185	671,158
Chipotle Mexican Grill, Inc.(NON)	192	558,100
Hilton Worldwide Holdings, Inc.	2,141	456,697
McDonald's Corp.	277	78,100

		1,764,055
Household durables (1.1%)
PulteGroup, Inc.	8,238	993,668

		993,668
Household products (1.4%)
Procter & Gamble Co. (The)	8,007	1,299,136

		1,299,136
Industrial conglomerates (0.8%)
General Electric Co.	1,196	209,934
Honeywell International, Inc.	2,344	481,106

		691,040
Insurance (2.6%)
AIA Group, Ltd. (Hong Kong)	77,400	519,666
Assured Guaranty, Ltd.	10,908	951,723
AXA SA (France)	17,778	667,745
Prudential PLC (United Kingdom)	26,397	247,545

		2,386,679
Interactive media and services (6.4%)
Alphabet, Inc. Class A(NON)	21,586	3,257,967
Meta Platforms, Inc. Class A	5,374	2,609,507

		5,867,474
Life sciences tools and services (1.6%)
Bio-Rad Laboratories, Inc. Class A(NON)	610	210,981
Danaher Corp.	1,732	432,515
Mettler-Toledo International, Inc.(NON)	82	109,166
Thermo Fisher Scientific, Inc.	1,053	612,014

		1,364,676
Machinery (1.6%)
Fortive Corp.	5,249	451,519
Ingersoll Rand, Inc.	3,333	316,468
Otis Worldwide Corp.	7,236	718,318

		1,486,305
Media (0.3%)
Charter Communications, Inc. Class A(NON)	1,085	315,334

		315,334
Metals and mining (0.5%)
Agnico-Eagle Mines, Ltd. (Canada)	3,540	211,085
Anglo American PLC (United Kingdom)	3,529	86,936
Glencore PLC (United Kingdom)	35,340	194,163

		492,184
Multi-utilities (0.3%)
Ameren Corp.	2,409	178,170
CenterPoint Energy, Inc.	4,046	115,271

		293,441
Office REITs (0.2%)
Vornado Realty Trust(R)	7,331	210,913

		210,913
Oil, gas, and consumable fuels (3.9%)
BP PLC (United Kingdom)	38,550	241,187
Cenovus Energy, Inc. (Canada)	35,453	708,772
ConocoPhillips	4,299	547,177
Exxon Mobil Corp.	14,834	1,724,304
Shell PLC (United Kingdom)	11,870	393,270

		3,614,710
Passenger airlines (0.2%)
Southwest Airlines Co.	7,145	208,563

		208,563
Personal care products (0.2%)
Kenvue, Inc.	10,276	220,523

		220,523
Pharmaceuticals (3.3%)
4Front Ventures Corp.(NON)	252,907	28,326
Eli Lilly and Co.	1,382	1,075,141
Innoviva, Inc.(NON)	23,790	362,560
Johnson & Johnson	4,020	635,924
Merck & Co., Inc.	5,710	753,435
Zoetis, Inc.	990	167,518

		3,022,904
Semiconductors and semiconductor equipment (9.3%)
Advanced Micro Devices, Inc.(NON)	6,815	1,230,039
Broadcom, Inc.	1,275	1,689,898
NVIDIA Corp.	4,642	4,194,326
Qualcomm, Inc.	8,283	1,402,312

		8,516,575
Software (13.1%)
Adobe, Inc.(NON)	1,202	606,529
Fair Isaac Corp.(NON)	362	452,359
Microsoft Corp.	16,499	6,941,459
Oracle Corp.	18,059	2,268,391
Salesforce, Inc.(NON)	5,732	1,726,364

		11,995,102
Specialized REITs (0.8%)
American Tower Corp.(R)	807	159,455
Gaming and Leisure Properties, Inc.(R)	11,657	537,038

		696,493
Specialty retail (2.3%)
CarMax, Inc.(NON)(S)	1,863	162,286
Home Depot, Inc. (The)	3,795	1,455,762
O'Reilly Automotive, Inc.(NON)	167	188,523
TJX Cos., Inc. (The)	2,992	303,449

		2,110,020
Technology hardware, storage, and peripherals (5.5%)
Apple, Inc.	22,026	3,777,018
Seagate Technology Holdings PLC	13,273	1,235,053

		5,012,071
Textiles, apparel, and luxury goods (0.4%)
Levi Strauss & Co. Class A	5,781	115,562
Lululemon Athletica, Inc. (Canada)(NON)	242	94,537
Nike, Inc. Class B	1,046	98,303
On Holding AG Class A (Switzerland)(NON)(S)	2,445	86,504

		394,906
Trading companies and distributors (0.5%)
United Rentals, Inc.	583	420,407

		420,407
Wireless telecommunication services (0.7%)
T-Mobile US, Inc.	4,189	683,729

		683,729

Total common stocks (cost $53,829,971)		$89,237,581

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$140.00	$2,671,850	$21,271	$178,714
UBS AG
BP PLC (Call)	Jun-24/45.00	143,222	3,801	143
Hertz Global Holdings, Inc. (Call)	Jun-24/25.00	54,027	6,900	69

Total purchased options outstanding (cost $85,754)				$178,926

SHORT-TERM INVESTMENTS (4.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	Shares	1,364,130	$1,364,130
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	2,366,699	2,366,699
U.S. Treasury Bills 5.391%, 5/23/24(SEG)		$100,000	99,242

Total short-term investments (cost $3,830,073)			$3,830,071
TOTAL INVESTMENTS

Total investments (cost $57,745,798)			$93,246,578

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $4,315,325) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/20/24	$253,544	$254,948	$1,404
		Danish Krone	Sell	6/20/24	169,752	171,629	1,877
		Euro	Sell	6/20/24	103,464	104,167	703
		Hong Kong Dollar	Buy	5/16/24	26,483	26,503	(20)
	Barclays Bank PLC
		British Pound	Sell	6/20/24	157,076	157,961	884
		Euro	Sell	6/20/24	151,732	152,766	1,034
	Citibank, N.A.
		Canadian Dollar	Sell	4/17/24	218,205	221,451	3,246
		Danish Krone	Sell	6/20/24	171,960	173,863	1,903
		Hong Kong Dollar	Sell	5/16/24	212,341	212,755	414
	Goldman Sachs International
		British Pound	Sell	6/20/24	597,875	601,198	3,323
		Euro	Sell	6/20/24	117,749	118,540	791
		Hong Kong Dollar	Sell	5/16/24	40,186	40,239	53
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/17/24	276,540	280,752	4,212
		Euro	Sell	6/20/24	92,533	93,158	625
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/20/24	222,483	223,606	1,123
		Canadian Dollar	Buy	4/17/24	12,701	12,773	(72)
		Hong Kong Dollar	Sell	5/16/24	166,308	166,643	335
	NatWest Markets PLC
		Canadian Dollar	Sell	4/17/24	172,348	174,732	2,384
	State Street Bank and Trust Co.
		British Pound	Sell	6/20/24	187,885	188,986	1,101
		Canadian Dollar	Sell	4/17/24	213,626	216,804	3,178
		Hong Kong Dollar	Sell	5/16/24	119,086	119,323	237
	Toronto-Dominion Bank
		Euro	Sell	6/20/24	231,278	232,849	1,571
	UBS AG
		Canadian Dollar	Sell	4/17/24	175,376	177,958	2,582
		Euro	Sell	6/20/24	190,477	191,721	1,244

	Unrealized appreciation						34,224

	Unrealized (depreciation)						(92)

	Total						$34,132
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	5	$1,313,588	$1,327,125	Jun-24	$23,524

Unrealized appreciation					23,524

Unrealized (depreciation)					—

Total					$23,524

WRITTEN OPTIONS OUTSTANDING at 3/31/24 (premiums $49,116) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$150.00	$2,671,850	$21,271	$118,727
UBS AG
BP PLC (Call)	Jun-24/50.00	143,222	3,801	15
Hertz Global Holdings, Inc. (Call)	Jun-24/30.00	54,027	6,900	25

Total				$118,767

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1,2024 through March 31, 2024. Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $91,582,030.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,558,400	$3,085,138	$3,279,408	$20,899	$1,364,130
	Putnam Short Term Investment Fund Class P‡	2,594,949	3,239,666	3,467,916	35,216	2,366,699

	Total Short-term investments	$4,153,349	$6,324,804	$6,747,324	$56,115	$3,730,829
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $1,364,130 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,329,814. Certain of these securities were sold prior to the close of the reporting period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $84,303.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price \and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts for gaining exposure to securities.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$7,761,889	$—	$—
Consumer discretionary	10,139,727	—	—
Consumer staples	5,698,538	—	—
Energy	3,878,985	—	—
Financials	11,354,012	—	—
Health care	11,198,091	—	—
Industrials	6,485,584	—	—
Information technology	26,016,131	—	—
Materials	3,332,213	—	—
Real estate	907,406	—	—
Utilities	2,465,005	—	—

Total common stocks	89,237,581	—	—
Purchased options outstanding	—	178,926	—
Short-term investments	—	3,830,071	—

Totals by level	$89,237,581	$4,008,997	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$34,132	$—
Futures contracts	23,524	—	—
Written options outstanding	—	(118,767)	—

Totals by level	$23,524	$(84,635)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$27,000
Written equity option contracts (contract amount)	$27,000
Futures contracts (number of contracts)	6
Forward currency contracts (contract amount)	$4,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com